Concentration of Credit Risk (Details)	12 Months Ended		9 Months Ended						12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 Sales Revenue [Member]	Dec. 31, 2011 Sales Revenue [Member]	Sep. 30, 2013 Sales Revenue [Member] Customer A [Member]	Sep. 30, 2012 Sales Revenue [Member] Customer A [Member]	Sep. 30, 2013 Sales Revenue [Member] Customer B [Member]	Sep. 30, 2012 Sales Revenue [Member] Customer B [Member]	Sep. 30, 2013 Sales Revenue [Member] Customer C [Member]	Sep. 30, 2012 Sales Revenue [Member] Customer C [Member]	Dec. 31, 2012 Accounts Receivable [Member]	Dec. 31, 2011 Accounts Receivable [Member]	Sep. 30, 2013 Accounts Receivable [Member] Customer A [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer A [Member]	Sep. 30, 2013 Accounts Receivable [Member] Customer B [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer B [Member]	Sep. 30, 2013 Accounts Receivable [Member] Customer C [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer C [Member]
Concentration Of Credit Risk [Line Items]
Concentration Risk, Percentage	79.00%	83.00%	31.00%	18.00%	36.00%	36.00%	16.00%	15.00%	98.00%	89.00%	57.00%	4.00%	31.00%	2.00%	0.00%	85.00%
Number Of Major Customers	4	4							4	4